Share-Based Compensation (Details) - Schedule of plan activities related to unvested units - Series A Incentive Plan	12 Months Ended
Dec. 31, 2021 $ / shares shares
Share-Based Compensation (Details) - Schedule of plan activities related to unvested units [Line Items]
Series A Incentive Units, Outstanding beginning balance | shares	4,500
Weighted- Average Grant Date Fair Value, Outstanding beginning balance | $ / shares
Series A Incentive Units, Granted | shares	1,500
Weighted- Average Grant Date Fair Value, Granted | $ / shares	$ 1,565.9
Series A Incentive Units, Forfeited | shares	(250)
Weighted- Average Grant Date Fair Value, Forfeited | $ / shares
Series A Incentive Units, Vested | shares	(5,750)
Weighted- Average Grant Date Fair Value, Vested | $ / shares	$ 408.52
Series A Incentive Units, Outstanding ending balance | shares
Weighted- Average Grant Date Fair Value, Outstanding ending balance | $ / shares